Document and Entity Information Document	Aug. 08, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 08, 2023
Entity File Number	001-13393
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	52-1209792
Entity Address, Address Line One	1 Choice Hotels Circle
Entity Address, City or Town	Rockville,
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	301
Local Phone Number	592-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Registrant Name	CHOICE HOTELS INTERNATIONAL INC / DE
Entity Central Index Key	0001046311
Amendment Flag	false